Loss Per Share (EPS) - Basic and diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share (EPS)
Loss of year attributable to common holders (in EUR)	€ (59,236,000)	€ (43,212,000)	€ (31,225,000)
Loss of year attributable to equity holders (in EUR)	€ (59,236,000)	€ (43,212,000)	€ (31,225,000)
Weighted average number of common shares outstanding (in units)	32,743,605	27,968,142	25,819,165
Basic earnings per share in EUR (EUR/unit)	€ (1.809)	€ (1.545)	€ (1.209)
Diluted earnings per share in EUR (EUR/unit)	€ (1.809)	€ (1.545)	€ (1.209)